LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Supplement Dated August 29, 2025

to the Summary and Statutory Prospectuses dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectuses

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, and LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Funds”). You may obtain copies of the Funds’ Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective September 30, 2025, the Funds’ Summary and Statutory Prospectuses are revised as follows:

1.	All references to, and information regarding, Chandrakanth Seethamraju, Ph.D., in the Funds’ Summary and Statutory Prospectuses are deleted in their entirety.

2.

The following replaces the information related to Franklin Advisers, Inc. (“FAV”) under Portfolio Managers on page 4 of the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund’s and LVIP Franklin Templeton Multi-Factor International Equity Fund’s Summary and Statutory Prospectuses:

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA	Senior Vice President and Co-Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Co-Portfolio Manager	Since September 2025
Brett Risser	Vice President and Co-Portfolio Manager	Since September 2025

3.

The following replaces the information related to Franklin Advisers, Inc. (“FAV”) under Portfolio Managers on page 4 of the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund’s Summary and Statutory Prospectuses:

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA	Senior Vice President and Co-Portfolio Manager	Since April 2023
Jose Maldonado, CFA	Vice President and Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Co-Portfolio Manager	Since September 2025
Brett Risser	Vice President and Co-Portfolio Manager	Since September 2025

4.

The following replaces the information related to Franklin Advisers, Inc. (“FAV”) under Portfolio Managers on page 4 of the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund’s Summary and Statutory Prospectuses:

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA	Senior Vice President and Co-Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Co-Portfolio Manager	Since September 2025
Brett Risser	Vice President and Co-Portfolio Manager	Since September 2025

5.

The following replaces the information related to Franklin Advisers, Inc. (“FAV”) under Portfolio Managers on pages 6 and 5, respectively, of the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund’s Summary and Statutory Prospectuses:

FAV Portfolio Managers	Company Title	Experience with Fund
Sundaram Chettiappan, CFA	Senior Vice President and Co-Portfolio Manager	Since April 2023
Christopher W. Floyd, CFA	Senior Vice President and Co-Portfolio Manager	Since September 2025
Brett Risser	Vice President and Co-Portfolio Manager	Since September 2025

6.

The first sentence under the information under Management and Organization — FAV Portfolio Managers, of the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund’s and LVIP Franklin Templeton Multi-Factor International Equity Fund’s Statutory Prospectuses is deleted and replaced with the following:

Sundaram Chettiappan, Christopher W. Floyd, and Brett Risser are responsible for the day-to-day management of the Fund’s assets.

7.

The first sentence under the information under Management and Organization — FAV Portfolio Managers, of the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund’s Statutory Prospectuses is deleted and replaced with the following:

Sundaram Chettiappan, Jose Maldonado, Christopher W. Floyd, and Brett Risser are responsible for the day-to-day management of the Fund’s assets.

8.

The first sentence under the information under Management and Organization — FAV Portfolio Managers, of the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund’s and LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund’s Statutory Prospectuses is deleted and replaced with the following:

Sundaram Chettiappan, Christopher W. Floyd, and Brett Risser are responsible for the day-to-day management of the portion of the Fund’s assets allocated to FAV.

9.

The following supplements the information under Management and Organization — FAV Portfolio Managers, of the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund’s, LVIP Franklin Templeton Multi-Factor International Equity Fund’s, and LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund’s Statutory Prospectuses:

Christopher W. Floyd, CFA, is a Senior Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. He is the Lead Portfolio Manager for the International large-cap and small-cap active factor equity strategies and serves as Co-Portfolio Manager for the Global and US active factor equity strategies. Previously, Mr. Floyd served as a Developed Markets Senior Portfolio Manager at Batterymarch Financial Management, which merged with QS Investors in 2014. Mr. Floyd holds a Bachelor of Arts in Economics from Dartmouth College and an MBA from Cornell University. He also holds the Chartered Financial Analyst (CFA) designation.

Brett Risser, is a Vice President and Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2024. Prior to joining FTIS, Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

10.

The following supplements the information under Management and Organization — FAV Portfolio Managers, of the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund’s, and LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund’s Statutory Prospectuses:

Brett Risser, is a Vice President and Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Risser joined FTIS in 2023. Prior to joining FTIS, Mr. Risser spent nearly two decades at Putnam Investments (“Putnam”), where he served as a portfolio manager in the Global Asset Allocation (GAA) group. Prior to joining Putnam, Mr. Risser worked at State Street Research & Management Company, where he served as an equity research associate and a quantitative research associate. Mr. Risser holds a Bachelor of Science degree in computer information systems from Suffolk University.

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